Events occurring after the reporting period, Acquisition of Assets (Details) - Subsequent Event [Member] $ in Millions	Jan. 30, 2025 USD ($) Product
Maximum [Member] | Dr. Christian Behrenbruch [Member]
Consideration [Abstract]
Percentage of ownership interest	1.00%
Next-Generation Therapeutic Assets [Member]
Consideration [Abstract]
Final purchase price	$ 45
Cash payable	10
Equity issued	$ 31
Indemnity period	15 months
Contingent consideration	$ 185
Next-Generation Therapeutic Assets [Member] | Minimum [Member]
Consideration [Abstract]
Number of products to be developed for royalties and sublicense fees payment | Product	4
Next-Generation Therapeutic Assets [Member] | Maximum [Member]
Consideration [Abstract]
Deferred payment	$ 4